Related Party Transactions (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due from related parties	[1]	$ 212	$ 212	$ 0
Due to related party, noncurrent	[1]	16	16	0
Subsidiaries of NEER [Member] | Operations, Maintenance,and Administrative Services [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party			4	2	$ 1
Subsidiaries of NEER [Member] | Operations, Maintenance,and Administrative Services, as well as Payroll and Other Payments [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party			12	15
NextEra Energy, Inc. [Member] | Management Services Agreement [Member]
Related Party Transaction [Line Items]
Expenses from transactions with related party			2
NEER [Member]
Related Party Transaction [Line Items]
Due to related party, noncurrent		16	16
NEER [Member] | Cash Sweep and Credit Support Agreement [Member]
Related Party Transaction [Line Items]
Interest expense, less than $1 million		1
Due from related parties		211	211	$ 12
Palo Duro WInd Project Holdings, LLC [Member]
Related Party Transaction [Line Items]
Related note receivable, noncurrent		16	16
NEP OpCo [Member] | NextEra Energy, Inc. [Member] | Management Services Agreement [Member]
Related Party Transaction [Line Items]
Annual management fee		$ 4
Management fee, percent of EBITDA		1.00%
Annual management fee, quarterly installments		$ 1
Management fee, additional payment threshold, minimum EBITDA		4
NEECH [Member] | Guarantees and letters of credit [Member]
Related Party Transaction [Line Items]
Total letters of credit		$ 547	$ 547

[1]	Prior-period financial information has been retrospectively adjusted as discussed in Note 2 - Basis of Presentation.